18 Debentures (Tables)	12 Months Ended
Dec. 31, 2019
Debentures
Schedule of debentures
Issue date	Issuer	Series	Maturity	Annual financial charges (%)	2019	2018
March-2013	DAC	Single	March-2025	IPCA + 6%	202,992	210,506
September-2013	Cetrel	Single	September-2025	126.5% of CDI	71,575	84,003
					274,567	294,509

Current liabilities					46,666	27,732
Non-current liabilities					227,901	266,777
Total					274,567	294,509

Schedule of long-term debenture maturity

The maturity profile of the long-term debentures is as follows:

	2019	2018

2020		44,811
2021	52,078	50,722
2022	52,100	50,745
2023	52,125	50,769
2024	52,153	50,796
2025	19,445	18,934
Total	227,901	266,777